Other Payables and Accruals - Schedule of Other Payables and Accruals (Details) - MYR (RM)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Other Payables and Accruals [Abstract]
Accruals	RM 761,562	RM 533,170
Total Other payables and accruals	RM 761,562	RM 533,170